UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2006

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
04/20/2006

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total: 	$6814228  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     7471   143650 SH       SOLE                   143650
ALBERTSONS INC                 COM              013104104      398    15500 SH       SOLE                    15500
ALCOA INC.                     COM              013817101    10491   343300 SH       SOLE                   343300
ANADARKO PETE CO               COM              032511107    10899   107900 SH       SOLE                   107900
AT&T INC COM                   COM              00206R102   270712 10011550 SH       SOLE                  2002702           8008848
BANK OF AMERICA CORP           COM              060505104    11964   262719 SH       SOLE                   262719
BP PLC SPONSORED ADR           COM              055622104   257572  3736179 SH       SOLE                   601229           3134950
CARDINAL HEALTH INC. COMMON    COM              14149Y108   206105  2765774 SH       SOLE                   528850           2236924
CENDANT CORP COM               COM              151313103   164070  9456457 SH       SOLE                  2097007           7359450
CHEVRON CORP NEW COM           COM              166764100   153455  2647139 SH       SOLE                   824389           1822750
CHUBB CORP                     COM              171232101    15318   160500 SH       SOLE                   160500
CIRCUIT CITY STO               COM              172737108     6708   274000 SH       SOLE                   274000
CITIGROUP INC.                 COM              172967101   173832  3680537 SH       SOLE                   909287           2771250
COMCAST CORP CL K              COM              20030N200      846    32400 SH       SOLE                    32400
COMCAST CORP-CL A              COM              20030N101    13118   501450 SH       SOLE                   501450
COMERICA INC                   COM              200340107    10498   181100 SH       SOLE                   181100
COMMUNITY HLTH SYS NEW COM     COM              203668108     9175   253800 SH       SOLE                   253800
COMPUTER SCIENCES CORP COM     COM              205363104      339     6100 SH       SOLE                     6100
CONAGRA INC                    COM              205887102    19742   919950 SH       SOLE                   127800            792150
CONOCOPHILLIPS COM             COM              20825C104   213249  3376872 SH       SOLE                   802422           2574450
DELPHI CORP COM                COM              247126105       37    58850 SH       SOLE                    58850
EASTMAN KODAK CO               COM              277461109   309377 10878224 SH       SOLE                  2186274           8691950
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   231246  8618934 SH       SOLE                  1761607           6857327
EXELON CORP COM                COM              30161N101      476     9000 SH       SOLE                     9000
FEDERAL HOME LN                COM              313400301   248158  4068164 SH       SOLE                   802364           3265800
FEDERATED DEPT S               COM              31410H101   222287  3045022 SH       SOLE                   490272           2554750
FIRSTENERGY CORP.              COM              337932107   126033  2577353 SH       SOLE                   415203           2162150
GAP INC DEL                    COM              364760108    20389  1091477 SH       SOLE                   513577            577900
GENERAL ELEC CO                COM              369604103     7378   212125 SH       SOLE                   212125
HARTFORD FINL SVCS             COM              416515104   195454  2426496 SH       SOLE                   524919           1901577
HEALTH NET INC COM             COM              42222G108    10393   204500 SH       SOLE                   204500
HEWLETT PACKARD                COM              428236103     2912    88500 SH       SOLE                    88500
IBM CORP                       COM              459200101   270671  3282055 SH       SOLE                   663505           2618550
JPMORGAN CHASE & CO COM        COM              46625H100   255016  6124299 SH       SOLE                  1488059           4636240
KEYCORP                        COM              493267108    11634   316150 SH       SOLE                   316150
KINDRED HEALTHCARE INC COM     COM              494580103     7691   305800 SH       SOLE                   305800
LEXMARK INTL                   COM              529771107     6494   143100 SH       SOLE                   143100
LOEWS CORP                     COM              540424108   150748  1489607 SH       SOLE                   228007           1261600
MCDONALDS CORP                 COM              580135101    13342   388288 SH       SOLE                   388288
MEADWESTVACO CORP COM          COM              583334107   194844  7134546 SH       SOLE                  1563228           5571318
MEDCO HEALTH SOLUTIONS COM     COM              58405U102      684    11950 SH       SOLE                    11950
MERRILL LYNCH &                COM              590188108     7062    89667 SH       SOLE                    89667
MICROSOFT CORP                 COM              594918104   136730  5024977 SH       SOLE                  1094477           3930500
MORGAN STANLEY                 COM              617446448    13854   220540 SH       SOLE                   214600              5940
MOTOROLA INC                   COM              620076109    12001   523850 SH       SOLE                   523850
NEWELL CO                      COM              651229106    11089   440200 SH       SOLE                   440200
NORTEL NETWORK CORP.           COM              656568102   129275 42385173 SH       SOLE                  8625973          33759200
NORTHROP GRUMMAN CORP          COM              666807102   225281  3298886 SH       SOLE                   716186           2582700
OFFICE DEPOT INC               COM              676220106      544    14600 SH       SOLE                    14600
PACTIV CORP COM                COM              695257105    12934   527050 SH       SOLE                   527050
PFIZER INC                     COM              717081103   310775 12470921 SH       SOLE                  2649499           9821422
PPL CORP COM                   COM              69351T106    10246   348500 SH       SOLE                   348500
RADIOSHACK CORP COM            COM              750438103     1813    94300 SH       SOLE                    94300
SAFEWAY STORES                 COM              786514208     7393   294300 SH       SOLE                   294300
SARA LEE CORP                  COM              803111103     3213   179700 SH       SOLE                   179700
SEARS HLDGS CORP COM           COM              812350106      328     2486 SH       SOLE                     2486
ST PAUL TRAVELERS INC COM      COM              792860108   273519  6545091 SH       SOLE                  1054741           5490350
TEVA PHARMACEUTCL INDS ADR     COM              881624209     4782   116133 SH       SOLE                   116133
TIME WARNER INC COM            COM              887317105   155765  9277266 SH       SOLE                  1432781           7844485
TRIAD HOSPITALS INC COM        COM              89579K109   209647  5003510 SH       SOLE                   910162           4093348
TYCO INTL LTD NEW COM          COM              902124106   268578  9991731 SH       SOLE                  2018481           7973250
UNION PAC CORP COM             COM              907818108   240558  2576945 SH       SOLE                   518545           2058400
UNITED TECHNOLOG               COM              913017109   237133  4090616 SH       SOLE                   889366           3201250
UNUMPROVIDENT CORP COM         COM              91529Y106    94230  4601086 SH       SOLE                  1178837           3422249
VERIZON COMMUNICATIONS COM     COM              92343V104    14520   426300 SH       SOLE                   426300
WACHOVIA CORP 2ND NEW COM      COM              929903102   232249  4143608 SH       SOLE                   977165           3166443
WASHINGTON MUTUAL INC.         COM              939322103   262554  6160346 SH       SOLE                  1296395           4863951
WATSON PHARMACEUTICALS INC.    COM              942683103      270     9400 SH       SOLE                     9400
WILLIAMS COS INC               COM              969457100    10077   471100 SH       SOLE                   471100
WYETH COM                      COM              983024100    11980   246900 SH       SOLE                   246900
XEROX CORP                     COM              984121103    74603  4908064 SH       SOLE                   793064           4115000